CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 93,150	$ 122,737	$ 145,600
Cost of revenues:
Cost of Revenue	40,464	39,831	44,553
Gross profit	52,686	82,906	101,047
Operating expenses:
Research and development (net of grant participations of $ 3,129, $ 825 and $ 167 for the years ended December 31, 2023, 2022 and 2021, respectively)	39,115	49,800	47,093
Sales and marketing	43,850	49,393	52,337
General and administrative	34,656	15,982	15,145
Total operating expenses	117,621	115,175	114,575
Operating loss	(64,935)	(32,269)	(13,528)
Financial income, net	3,215	2,134	339
Loss before income tax expense	(61,720)	(30,135)	(13,189)
Income tax expense	1,084	1,895	1,851
Net loss	$ (62,804)	$ (32,030)	$ (15,040)
Net loss per share:
Net loss per share, basic	$ (1.66)	$ (0.87)	$ (0.42)
Net loss per share, diluted	$ (1.66)	$ (0.87)	$ (0.42)
Weighted average number of shares used in per share computations of net loss:
Weighted average number of shares used in per share, basic	37,911,214	36,975,424	36,050,540
Weighted average number of shares used in per share, diluted	37,911,214	36,975,424	36,050,540
Unrealized gain (loss) on available-for-sale marketable securities	$ 41	$ (140)	$ (359)
Net amount reclassified to earnings from available-for-sale marketable securities	0	2	(15)
Total comprehensive gain (loss) from available-for-sale marketable securities	41	(138)	(374)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(960)	(5,562)	1,269
Net amount reclassified to earnings from hedging transactions	2,656	4,175	(770)
Total comprehensive gain (loss) from hedge transactions	1,696	(1,387)	499
Other comprehensive income (loss)	1,737	(1,525)	125
Total comprehensive loss	(61,067)	(33,555)	(14,915)
Product [Member]
Revenues:
Total revenues	37,599	60,980	88,229
Cost of revenues:
Cost of Revenue	16,693	21,345	31,603
Service [Member]
Revenues:
Total revenues	55,551	61,757	57,371
Cost of revenues:
Cost of Revenue	$ 23,771	$ 18,486	$ 12,950